Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Contractual Maturities of Non-derivative Financial Liabilities
The following are the contractual maturities of non–derivative financial liabilities, including estimated interest payments. Amounts under the “Years” columns represent the contractual undiscounted cash flows of each liability.
As of December 31, 2019

	Years
	Carrying amount	Contractual cash flows	One	Two	Three	Four	Five and thereafter

Short–term borrowings	$118,137	$123,734	$123,734	$—	$—	$—	$—
Long–term Debt	3,008,412	3,640,008	554,021	540,615	853,756	612,874	1,078,742
Bonds	531,244	698,436	105,022	43,598	43,598	506,218	—
Use rights – IFRS 16	1,198,530	1,321,871	264,510	246,759	234,094	206,367	370,141
Debt – assets held for sale	490,458	490,458	490,458	—	—	—	—

Total debt	5,346,781	6,274,507	1,537,745	830,972	1,131,448	1,325,459	1,448,883
Accounts payable	542,546	542,546	530,615	11,931	—	—	—
Accrued Expenses	87,610	87,610	87,610	—	—	—	—

Contractual maturities	$5,976,937	$6,904,663	$2,155,970	$842,903	$1,131,448	$1,325,459	$1,448,883

As of December 31, 2018

	Years
	Carrying amount	Contractual cash flows	One	Two	Three	Four	Five and thereafter
Short–term borrowings	$119,866	$121,194	$121,194	$—	$—	$—	$—
Long–term Debt	3,300,422	3,992,304	627,272	595,696	645,103	690,558	1,433,675
Bonds	587,292	649,020	75,988	573,032	—	—	—

Total debt	4,007,580	4,762,518	824,454	1,168,728	645,103	690,558	1,433,675
Accounts payable	671,399	671,399	664,272	7.127	—	—	—
Accrued Expenses	108,712	108,712	108,712	—	—	—	—

Contractual maturities	$4,787,691	$5,542,629	$1,597,438	$1,175,855	$645,103	$690,558	$1,433,675

Summary of Quantitative Data About Exposure to Currency Risk
The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group based on its risk management policy was as follows:

	December 31, 2019
	USD	Colombian Pesos	Euros	Mexican Pesos	Argentinean Pesos	Brazilian Reals	Others	Total
Cash and cash equivalents	$209,139	$87,382	$15,111	$4,789	$11,045	$—	$15,007	$342,473
Trade and other receivables, net of expected credit losses	137,692	1,474	81,982	8,591	6,637	17,764	5,499	259,639
Secured debt and bonds	(4,554,328)	(16,285)	(120,055)	—	—	—	—	(4,690,668)
Unsecured debt	(160,801)	(4,854)	—	—	—	—	—	(165,655)
Debt – Assets held for sale	(449,340)	—	(41,118)	—	—	—	—	(490,458)
Accrued expenses	(63,385)	(19,560)	(2,726)	(408)	—	(1,531)	—	(87,610)
Accounts payable	(363,129)	(51,313)	(38,716)	(19,258)	—	(17,437)	(52,693)	(542,546)

Net financial position exposure	$(5,244,152)	$(3,156)	$(105,522)	$(6,286)	$17,682	$(1,204)	$(32,187)	$(5,374,825)

Sensitivity analysis
Change forecast in exchange rate		(6.4)%	(0.045)%	(4.4)%	9.1%	2.6%
Effect on profit of the year		$201	$(48)	$279	$1,617	$(32)

	December 31, 2018
	USD	Colombian Pesos	Euros	Argentinean Pesos	Brazilian Reals	Others	Total
Cash and cash equivalents	$172,966	$33,822	$7,501	$16,430	$20,769	$26,463	$277,951
Accounts receivable, net of expected credit losses	186,841	56,862	6,863	6,843	33,632	38,909	329,950
Secured debt and bonds	(3,115,356)	(29,316)	(170,670)	—	—	(14,041)	(3,329,383)
Unsecured debt	(675,699)	(2,498)	—	—	—	—	(678,197)
Accrued expenses	(78,936)	(20,363)	(7,577)	(231)	(717)	(888)	(108,712)
Accounts payable	(437,487)	(97,830)	(22,293)	(5,471)	(16,203)	(92,115)	(671,399)

Net financial position exposure	$(3,947,671)	$(59,323)	$(186,176)	$17,571	$37,481	$(41,672)	$(4,179,790)

Sensitivity analysis
Change forecast in exchange rate		(4.03)%	(5.64%)	2.36%	(4.39)%
Effect on profit of the year		$2,391	$10,500	415	1,645

Summary of Interest Rate Profile of the Company's Interest-bearing Financial Instruments
At the reporting date the interest rate profile of the Group’s interest–bearing financial instruments is:

Carrying amount – asset/(liability)	December 31, 2019	December 31, 2018

Fixed rate instruments
Financial assets	$272,013	$68,706
Financial liabilities	(4,421,351)	(3,162,548)
Interest rate swaps	471	5,063

Total	$(4,148,867)	$(3,088,779)

Floating rate instruments
Financial assets	$5,685	$14,798
Financial liabilities	(925,430)	(845,031)

Total	$(919,745)	$(830,233)

Summary of Debt-to-capital Ratio of the Company
Following is a summary of the debt–to/capital ratio of the Group:

	Notes	December 31, 2019	December 31, 2018
Debt	16	$5,346,781	$4,007,580
Less: cash and cash equivalents and restricted cash	7	(342,473)	(277,951)

Total net debt		5,004,308	3,729,629
Total equity		5,167	992,461

Total Capital		$5,009,475	$4,722,090

Net debt–to–capital ratio		100%	79%

Schedule of Fair Values of Financial Assets and Liabilities
The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statement of financial position as of December 31, 2019 are as follows:

		December 31, 2019
	Notes	Carrying amount	Fair value
Financial assets
Investments	12	$55,440	$55,440
Derivative instruments	27	536	536
Plan assets	20	204,527	204,527

		$260,503	$260,503

Financial liabilities
Short term borrowings and long–term debt	16	$5,346,781	$5,454,688
Derivative instruments	27,28	1,289	1,289

		$5,348,070	$5,455,977

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statement of financial position as of December 31, 2018 are as follows:

		December 31, 2018
	Notes	Carrying amount	Fair value
Financial assets
Investments	12	$67,306	$67,306
Derivative instruments	27	7,456	7,456
Plan assets	20	178,594	178,594

		$253,356	$253,356

Financial liabilities
Short term borrowings and long–term debt	16	$4,007,580	$4,022,707
Derivative instruments	28	(17)	(17)

		$4,007,563	$4,022,690